Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Other Current Liabilities

(22)    Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Salaries payable	199,584	175,710
Other payables	4,069	23
Deferred income	27,642	32,970
Advances received	10,192	10,569
Other current liabilities	241,487	219,272

At 31 December 2022, and 31 December 2021, the advances received are contract liabilities relate to unperformed performance obligations for which Grifols has received a consideration from the customer.